Consolidated Statements of Stockholders' Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 0	$ 13,421	$ 17,819,096	$ 17,240,779	$ 138,847	$ 35,212,143
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	0	3,189,216	0	3,189,216
Other comprehensive income	0	0	0	0	73,653	73,653
Dividends on preferred stock	0	0	0	(433,500)		(433,500)
Dividends on common stock	0	0	0	(53,848)	0	(53,848)
Employee stock-based compensation expense	0	30	61,124	0	0	61,154
Issuance of common stock as a result of stock options exercised	0	20	29,980	0	0	30,000
Issuance of preferred stock and common stock warrant	10,100,732	0	99,268	0	0	10,200,000
Accretion of discount on preferred stock	17,849	0	0	(17,849)	0	0
Balance at Dec. 31, 2009	10,118,581	13,471	18,009,468	19,924,798	212,500	48,278,818
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	0	1,705,325	0	1,705,325
Other comprehensive income	0	0	0	0	(301,825)	(301,825)
Dividends on preferred stock	0	0	0	(510,000)	0	(510,000)
Dividends on common stock	0	0	0	(54,028)	0	(54,028)
Employee stock-based compensation expense	0	31	56,969	0	0	57,000
Accretion of discount on preferred stock	18,800	0	0	(18,800)	0	0
Balance at Dec. 31, 2010	10,137,381	13,502	18,066,437	21,047,295	(89,325)	49,175,290
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	0	2,638,363	0	2,638,363
Other comprehensive income	0	0	0	0	987,566	987,566
Dividends on preferred stock	0	0	0	(551,083)	0	(551,083)
Dividends on common stock	0	0	0	(54,167)	0	(54,167)
Employee stock-based compensation expense	0	35	60,298	0	0	60,333
Issuance of common stock as a result of stock options exercised	0	20	41,160	0	0	41,180
Accretion of discount on preferred stock	62,619	0	0	(62,619)	0	0
Redemption of preferred stock	(10,200,000)	0	0	0	0	(10,200,000)
Balance at Dec. 31, 2011	$ 0	$ 13,557	$ 18,167,895	$ 23,017,789	$ 898,241	$ 42,097,428